Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule Of Fair Value, Assets and Liabilities Measured On Recurring Basis [Table Text Block]
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2013 and 2012, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2013	2012
Assets:
Investment held in trust	1	$57,168,785	$57,168,785

Liabilities:
Warrant liability	3	$3,432,440	$3,386,998

Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3):

Balance – January 26, 2012 (inception)	$-
Correction of an error	3,109,339
Issuance of warrants as part of Units on November 7, 2012	322,884
Change in fair value	(45,225)
Balance – December 31, 2012	$3,386,998
Change in fair value	(45,442)
Balance – December 31, 2013	$3,432,440

Schedule Of Estimated Fair Value Assumption Of Warrants and Results Of Operations [Table Text Block]
The inputs to the model were as follows:

	December 31,
	2013	2012

Stock Price	$10.20	$10.00
Dividend Yield	N/A	N/A
Risk-free Rate	1.75%	1.18%
Expected Term (in years)	5.0	5.0
Expected Volatility	20.5%	21.3%